Trade and other payables (Tables)	3 Months Ended
Mar. 31, 2023
Trade and other payables.
Schedule of trade and other payables

	March 31,	December 31,
	2023	2022
	$’000	$’000

Current
Trade payables	459,951	442,959
Deferred revenue	96,925	86,363
Withholding tax payable	4,357	5,820
Payroll and other related statutory liabilities	33,604	45,331
VAT payables	49,652	51,103
Other payables	42,798	37,573
	687,287	669,149
Non‑current
Other payables	2,237	1,459
	2,237	1,459